SHARE-BASED COMPENSATION - SHARE OPTIONS ISSUED TO NON-EMPLOYEES (Details)	Dec. 31, 2019 $ / shares
ADS
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 0.88
Ordinary shares
SHARE-BASED COMPENSATION
Closing price of ordinary shares (in dollars per share)	$ 0.06